Cover	Aug. 22, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2023
Entity File Number	001-40151
Entity Registrant Name	INTERPRIVATE III FINANCIAL PARTNERS INC.
Entity Central Index Key	0001839610
Entity Tax Identification Number	85-3069266
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1350 Avenue of the Americas
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	920-0125
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Trading Symbol	IPVF.U
Security Exchange Name	NYSEAMER
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	IPVF
Security Exchange Name	NYSEAMER
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	IPVF WS
Security Exchange Name	NYSEAMER